Employee Long Term Incentive Plan (Tables)	12 Months Ended
Dec. 28, 2013
Summary of Information for Class D Unit Interests

and $3,876, respectively. The following table summarizes information for the Class D unit interests:

	Time-vesting Interests		Performance-vesting Interests
	Number of units	Weighted average grant- date fair value per unit	Number of units	Weighted average grant- date fair value per unit
Beginning balance—December 29, 2012	1,692	$3,864	4,202	$3,087
Granted	584	2,786	759	2,314
Vested	(772)	3,896	—	—
Forfeited	(2)	3,893	(5)	3,176
Cancelled	(61)	2,208	(79)	1,388

Balance—December 28, 2013	1,441		4,877

Capital Units [Member]
Weighted Average Assumptions Used to Estimate the Fair Value of Grants

The following table presents the weighted average assumptions used to estimate the fair value of grants in 2013, 2012 and 2011:

	2013	2012	2011
Class D Units
Risk-free interest rate	0.50%	1.62%	1.71% - 2.39%
Dividend yield	None	None	None
Volatility	58%	47%	42% - 49%
Expected term	4 years	6 - 8 years	6 - 8 years